Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators Used for Computation of Basic and Diluted Earnings Per Share

The calculations of basic and diluted (loss) earnings per share are as follows:

	For the years ended December 31,
	2016	2015	2014
	(in thousands, except per share data)
Numerator:
(Loss) income from continuing operations attributable to La Quinta Holdings’ stockholders	$(1,288)	$26,365	$(336,794)
Loss from discontinued operations attributable to La Quinta Holdings’ stockholders	—	—	(503)
Net (loss) income attributable to La Quinta Holdings’ stockholders	$(1,288)	$26,365	$(337,297)
Denominator:
Weighted average number of shares outstanding, basic	118,114	128,272	126,156
Weighted average number of shares outstanding, diluted	118,114	129,172	126,156
(Loss) income from continuing operations attributable to La Quinta Holdings’ stockholders per common share, basic	$(0.01)	$0.21	$(2.67)
(Loss) Income from continuing operations attributable to La Quinta Holdings’ stockholders per common share, diluted	$(0.01)	$0.20	$(2.67)
Basic (loss) earnings per share	$(0.01)	$0.21	$(2.67)
Diluted (loss) earnings per share	$(0.01)	$0.20	$(2.67)